This is filed pursuant to Rule 497(e)

AllianceBernstein Bond Fund, Inc.
File Nos. 2-48227 and 811-02383.

AllianceBernstein High Yield Fund, Inc.
File Nos. 333-18505 and 811-9160.

AllianceBernstein Global Strategic Income Trust, Inc.
File Nos. 33-63797 and 811-07391.

AllianceBernstein America's Government Income Trust, Inc.
File Nos. 33-45328 and 811-06554.

AllianceBernstein Emerging Market Debt Fund, Inc.
File Nos. 33-72460 and 811-08188.

AllianceBernstein Multi-Market Strategy Trust, Inc.
File Nos. 33-39350 and 811-06251.

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[LOGO]  AllianceBernstein(R)
        Investment Research and Management

                                              ALLIANCEBERNSTEIN BOND FUNDS
                              -AllianceBernstein U.S. Government Portfolio
                                 -AllianceBernstein Quality Bond Portfolio
                               -AllianceBernstein Corporate Bond Portfolio
                                        -AllianceBernstein High Yield Fund
                          -AllianceBernstein Global Strategic Income Trust
                       -AllianceBernstein Americas Government Income Trust
                              -AllianceBernstein Emerging Market Debt Fund
                            -AllianceBernstein Multi-Market Strategy Trust
--------------------------------------------------------------------------------
                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                 JANUARY 4, 2006

On November 15, December 6 and December 19, 2005, the shareholders of the AllianceBernstein Bond Funds (the "Funds") elected directors for the Funds. The shareholders also approved changes to the charters and fundamental investment policies of each Fund. These changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds.

The shareholders also approved the reclassification of the investment objective for each Fund as non-fundamental and, for certain Funds, changes to the investment objective as listed below. Changes in investment objective may now be made at the discretion of each Fund's Board, without incurring the costs of obtaining shareholder approval. Shareholders will be provided at least 60 days' advance notice of any such change.

AllianceBernstein U.S. Government Portfolio

In addition to reclassification of the AllianceBernstein U.S. Government Portfolio's investment objective as non-fundamental, the shareholders also have approved a change to the Portfolio's fundamental investment objective as follows:

Previous Investment Objective           Approved Investment Objective
-----------------------------           -----------------------------

o  A high level of current income       o   To generate income and price
   that is consistent with                  appreciation without assuming what
   Alliance's determination of              Alliance considers undue risk.
   prudent investment risk.

AllianceBernstein Corporate Bond Portfolio

In addition to reclassification of the AllianceBernstein Corporate Bond Portfolio's investment objective as non-fundamental, the shareholders also have approved a change to the Portfolio's fundamental investment objective as follows:

Previous Investment Objective             Approved Investment Objective
-----------------------------             -----------------------------

o  Primarily to maximize                  o  To maximize total returns from
   income over the long term to              price appreciation and income.
   the extent consistent with
   providing reasonable safety in
   the value of each shareholder's
   investment, and secondarily to
   increase its capital through
   appreciation of its investments
   in order to preserve and, if
   possible, increase the
   purchasing power of each
   shareholder investment.

AllianceBernstein Americas Government Income Trust

In addition to reclassification of the Fund's investment objective as non-fundamental, the shareholders also have approved a change to the Fund's fundamental investment objective as follows:

Previous Investment Objective             Approved Investment Objective
-----------------------------             -----------------------------

o    The highest level of                 o   To generate current
     current income, consistent               income, consistent with
     with what Alliance considers             preservation of capital.
     to be prudent investment
     risk, that is available from
     a portfolio of debt
     securities issued or
     guaranteed by the
     governments of the United
     States, Canada, or Mexico,
     their political subdivisions
     (including Canadian
     Provinces but excluding
     states of the United
     States), agencies,
     instrumentalities or
     authorities.

This change is intended to broaden and globalize the Fund's investment strategy and provide the Fund with more flexibility to pursue more diversified investment opportunities.

As previously disclosed, in connection with the changes to the Fund's investment objective approved by shareholders, the Board of Directors has approved renaming the Fund "AllianceBernstein Global Government Income Trust, Inc." and has approved a change to a non-fundamental investment strategy of the Fund as follows:

Previous Investment Strategy              Approved Investment Strategy
----------------------------              ----------------------------

o    The Fund normally invests            o   The Fund invests at least 65%
     at least 80% of its net assets           of its net assets in debt
     in debt securities of issuers            securities issued or guaranteed by
     located in countries in North,           the governments of countries that
     Central, or South America.               are members of the Organization
     The Fund invests at least 65%            for Economic Co-operation and
     of its net assets in debt                Development ("OECD").  No more
     securities issued or                     than 10% of the Fund's assets will
     guaranteed by: (i) the federal           be invested in any one country
     governments of the United                unless that country is both a
     States, Canada and Mexico;               member of the OECD and rated
     (ii) government-related                  investment grade by a nationally
     entities in the United States,           recognized rating agency.
     Canada and Mexico; and (iii)
     the provincial governments of
     Canada and Mexico.

AllianceBernstein Quality Bond Portfolio

In addition to reclassification of the Fund's objective, the shareholders also have approved a change to the Fund's fundamental investment objective as follows:

Previous Investment Objective             Approved Investment Objective
-----------------------------             -----------------------------

o    High current income                  o    To generate income and
     consistent with preservation of           price appreciation without
     capital by investing in                   assuming what Alliance
     investment grade fixed-income             considers undue risk.
     securities.

As previously disclosed, in connection with the changes to the Fund's investment objective approved by shareholders, the Board of Directors has approved renaming the Fund "AllianceBernstein Intermediate Bond Portfolio" and has approved changes to certain of the Fund's investment policies in order to broaden the array of investments available to the Fund as follows:

Previous Investment Policy                Approved Investment Policy
--------------------------                --------------------------

o    The Fund normally invests            o   The Fund invests at least
     all of its assets in                     80% of its assets in
     securities that are rated at             investment grade securities.
     least BBB- by S&P or Baa3 by
     Moody's or that are of
     comparable quality.

o    The Fund may invest up to            o   The Fund may invest
     20% of its total assets in               without limit in U.S.
     foreign fixed-income                     Dollar-denominated foreign
     securities.                              fixed-income securities and up
                                              to 25% of its assets in
                                              non-U.S. Dollar-denominated
                                              fixed-income securities.

These changes are intended to refocus the Fund's investment strategy on a broader range of debt securities, including below investment grade debt securities.

AllianceBernstein Emerging Market Debt Fund

In addition to reclassification of the AllianceBernstein Emerging Market Debt Fund's investment objective as non-fundamental, the shareholders also have approved a change to the Fund's fundamental investment objective as follows:

Previous Investment Objective                 Approved Investment Objective
-----------------------------                 -----------------------------

o    Primarily, a high level of               o   To maximize total returns
     current income and, secondarily,             from price appreciation and
     capital appreciation.                        income.

As previously disclosed, in connection with the changes to the Fund's investment objective approved by shareholders, the Board of Directors has approved a change to one of the Fund's investment policies in order to broaden the array of investments available to the Fund as follows:

Previous Investment Policy                 Approved Investment Policy
--------------------------                 --------------------------

o    The Fund will limit its               o   The Fund generally invests in
     investments in sovereign debt             U.S. Dollar-denominated sovereign
     obligations and U.S. and non-U.S.         debt obligations and U.S. and
     corporate fixed-income securities         non-U.S. corporate fixed-income
     to U.S. Dollar-denominated                securities.  The Fund may also
     securities.                               invest in non-U.S.
                                               Dollar-denominated fixed-income
                                               securities but will invest no
                                               more than 5% of its assets in any
                                               one currency other than the U.S.
                                               Dollar.

                                           o   As an operating policy, the
                                               Fund will limit its investments
                                               in non-U.S. Dollar-denominated
                                               securities to no more than 25% of
                                               its assets.

AllianceBernstein High Yield Fund

In addition to reclassification of AllianceBernstein High Yield Fund's investment objective as non-fundamental, the shareholders also have approved a change to the Fund's fundamental investment objective as follows:

Previous Investment Objective              Approved Investment Objective
-----------------------------              -----------------------------

o    High total return by                  o  To maximize total returns
     maximizing current income and, to        from price appreciation and
     the extent consistent with that          income.
     objective, capital appreciation.

As previously disclosed, in connection with the changes to the Fund's investment objective approved by shareholders, the Board of Directors has approved removal of the 10% limitation on the Fund's investments in securities rated lower than B3 or B-, in order to allow the Fund more flexibility to have the ability to invest in the same range of investments as its benchmark.

Except for AllianceBernstein Americas Government Income Trust, AllianceBernstein Quality Bond Portfolio and AllianceBernstein Emerging Market Debt Fund, none of the proposed changes described above are expected to cause any significant change in the management of the Funds.

The changes are expected to take effect on February 1, 2006.

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.

This Supplement should be read in conjunction with the Prospectus for the AllianceBernstein Bond Funds dated February 1, 2005, offering Class A, Class B, Class C and Advisor Class shares of the above-referenced Funds and the Prospectus dated March 1, 2005, offering Class A, Class R, Class K and Class I shares of the above-referenced Funds (except AllianceBernstein Americas Government Income Trust and AllianceBernstein Emerging Market Debt Fund).

------------
(R) This mark is used under license from the owner, Alliance Capital Management L.P.


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